Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 0.5%
Curtiss-Wright Corp.	1,265	$ 861,617
V2X, Inc. (A)	19,850	1,359,725
York Space Systems, Inc. (A)	12,050	267,148
		2,488,490
Automobile Components - 1.1%
Aptiv PLC (A)	54,600	3,791,424
Gentex Corp.	19,400	423,890
Visteon Corp.	16,725	1,523,815
		5,739,129
Banks - 7.7%
Atlantic Union Bankshares Corp.	84,300	3,012,882
Beacon Financial Corp.	62,700	1,881,000
Columbia Banking System, Inc.	72,500	1,988,675
Community West Bancshares	16,100	375,130
Dime Community Bancshares, Inc.	60,750	2,054,565
Eastern Bankshares, Inc.	103,600	2,026,416
First Citizens BancShares, Inc., Class A	4,454	8,394,276
First Community Bankshares, Inc.	28,800	1,195,776
First Merchants Corp.	47,650	1,845,484
Hancock Whitney Corp.	6,450	410,156
OceanFirst Financial Corp.	74,750	1,348,490
Princeton Bancorp, Inc.	5,350	180,670
Provident Financial Services, Inc.	114,750	2,428,110
Towne Bank	6,400	215,488
TrustCo Bank Corp.	67,100	2,937,638
UMB Financial Corp.	20,600	2,323,474
United Bankshares, Inc.	25,900	1,072,778
United Community Banks, Inc.	52,450	1,651,650
WaFd, Inc.	82,850	2,601,490
Webster Financial Corp.	37,200	2,582,424
		40,526,572
Beverages - 2.4%
Brown-Forman Corp., Class B	109,300	2,889,892
Constellation Brands, Inc., Class A	28,500	4,275,000
Molson Coors Beverage Co., Class B	129,375	5,570,887
		12,735,779
Biotechnology - 1.5%
Biogen, Inc. (A)	26,100	4,784,913
BioMarin Pharmaceutical, Inc. (A)	7,850	443,446
Catalyst Pharmaceuticals, Inc. (A)	41,350	1,023,826
Exelixis, Inc. (A)	37,100	1,591,219
		7,843,404
Building Products - 1.1%
American Woodmark Corp. (A)	18,700	744,821
Fortune Brands Innovations, Inc.	13,300	518,301
Gibraltar Industries, Inc. (A)	4,650	185,396
Hayward Holdings, Inc. (A)	83,600	1,118,568
Owens Corning	13,250	1,433,915
Quanex Building Products Corp.	88,000	1,581,360
		5,582,361
Capital Markets - 1.1%
FactSet Research Systems, Inc.	2,325	504,502
	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Piper Sandler Cos.	38,150	$ 2,920,382
Stifel Financial Corp.	34,100	2,520,672
		5,945,556
Chemicals - 2.2%
LSB Industries, Inc. (A)	92,150	1,373,035
Mosaic Co.	273,419	6,972,184
PPG Industries, Inc.	30,600	3,270,528
		11,615,747
Commercial Services & Supplies - 0.3%
HNI Corp.	30,850	1,030,082
Tetra Tech, Inc.	11,400	343,368
		1,373,450
Communications Equipment - 0.2%
Harmonic, Inc. (A)	62,800	563,944
KVH Industries, Inc. (A)	37,250	333,760
Silicom Ltd. (A)	18,550	391,405
		1,289,109
Construction & Engineering - 2.3%
Comfort Systems USA, Inc.	1,485	2,047,800
EMCOR Group, Inc.	5,700	4,208,367
Fluor Corp. (A)	52,800	2,463,120
Granite Construction, Inc.	27,900	3,344,652
		12,063,939
Consumer Staples Distribution & Retail - 1.2%
Dollar General Corp.	13,300	1,579,109
Dollar Tree, Inc. (A)	29,400	3,219,594
Ingles Markets, Inc., Class A	11,250	1,011,263
Village Super Market, Inc., Class A	16,600	701,018
		6,510,984
Containers & Packaging - 2.2%
Crown Holdings, Inc.	33,100	3,318,275
Graphic Packaging Holding Co.	715,750	7,114,555
Greif, Inc., Class A	15,350	1,029,524
		11,462,354
Distributors - 1.5%
LKQ Corp.	262,800	7,718,436
Diversified Consumer Services - 0.3%
American Public Education, Inc. (A)	3,450	196,236
Stride, Inc. (A)	16,550	1,459,214
		1,655,450
Diversified REITs - 0.3%
Broadstone Net Lease, Inc.	80,000	1,461,600
Diversified Telecommunication Services - 0.4%
Liberty Global Ltd., Class A (A)	185,900	2,247,531
Electric Utilities - 2.2%
Evergy, Inc.	83,701	6,856,786
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
OGE Energy Corp.	59,900	$ 2,872,804
Portland General Electric Co.	33,100	1,746,687
		11,476,277
Electrical Equipment - 0.9%
Acuity, Inc.	1,175	329,259
LSI Industries, Inc.	144,500	2,687,700
Regal Rexnord Corp.	9,950	1,863,237
		4,880,196
Electronic Equipment, Instruments & Components - 4.2%
CDW Corp.	27,200	3,291,744
Coherent Corp. (A)	8,550	2,036,695
IPG Photonics Corp. (A)	7,000	802,130
Itron, Inc. (A)	10,250	918,708
OSI Systems, Inc. (A)	12,400	3,292,324
TD SYNNEX Corp.	31,800	5,364,978
Vishay Intertechnology, Inc.	73,300	1,319,400
Vontier Corp.	146,087	5,181,706
		22,207,685
Energy Equipment & Services - 2.3%
Halliburton Co.	134,000	5,224,660
Helix Energy Solutions Group, Inc. (A)	142,200	1,406,358
Helmerich & Payne, Inc.	30,050	1,082,702
Noble Corp. PLC (B)	55,250	2,711,117
Seadrill Ltd. (A)	22,000	1,001,000
Select Water Solutions, Inc.	56,400	862,920
		12,288,757
Entertainment - 1.3%
Madison Square Garden Entertainment Corp. (A)	39,350	2,318,108
Madison Square Garden Sports Corp. (A)	8,175	2,627,445
Sphere Entertainment Co. (A)(B)	16,200	1,901,880
		6,847,433
Financial Services - 2.6%
Corpay, Inc. (A)	11,400	3,317,286
Fiserv, Inc. (A)	95,800	5,345,640
Global Payments, Inc.	77,600	5,222,480
		13,885,406
Food Products - 5.3%
Archer-Daniels-Midland Co.	21,400	1,555,566
Campbell's Co. (B)	181,800	4,048,686
Conagra Brands, Inc.	403,100	6,336,732
Kraft Heinz Co.	395,900	8,903,791
Nomad Foods Ltd.	79,850	767,358
Smithfield Foods, Inc.	37,200	1,040,484
Tyson Foods, Inc., Class A	80,100	5,132,007
Utz Brands, Inc.	46,450	367,884
		28,152,508
Ground Transportation - 1.3%
U-Haul Holding Co.	155,300	6,937,251
Health Care Equipment & Supplies - 2.6%
AngioDynamics, Inc. (A)	98,400	1,118,808
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Baxter International, Inc.	279,900	$ 4,702,320
Dentsply Sirona, Inc.	63,600	737,760
Inmode Ltd. (A)	60,350	825,588
Integra LifeSciences Holdings Corp. (A)	45,000	423,900
Omnicell, Inc. (A)	4,750	158,555
OraSure Technologies, Inc. (A)	74,000	222,000
QuidelOrtho Corp. (A)	9,450	155,263
Zimmer Biomet Holdings, Inc.	62,300	5,633,166
		13,977,360
Health Care Providers & Services - 3.4%
AMN Healthcare Services, Inc. (A)	12,600	231,084
Centene Corp. (A)	143,622	4,702,184
Cross Country Healthcare, Inc. (A)(B)	23,000	216,200
Encompass Health Corp.	24,000	2,321,520
Enhabit, Inc. (A)	12,850	181,057
Henry Schein, Inc. (A)	64,100	4,724,170
Molina Healthcare, Inc. (A)	36,400	4,852,120
National HealthCare Corp.	5,950	950,215
		18,178,550
Health Care REITs - 0.8%
Community Healthcare Trust, Inc.	55,450	881,101
Healthpeak Properties, Inc.	84,900	1,394,907
Sabra Health Care, Inc.	116,350	2,237,410
		4,513,418
Hotel & Resort REITs - 0.4%
Apple Hospitality, Inc. (B)	113,500	1,306,385
DiamondRock Hospitality Co.	85,000	796,450
Summit Hotel Properties, Inc.	31,000	137,020
		2,239,855
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs, Inc.	11,250	1,010,588
Flutter Entertainment PLC (A)	14,300	1,457,885
Golden Entertainment, Inc.	21,000	560,490
		3,028,963
Household Durables - 0.8%
KB Home	25,500	1,319,625
La-Z-Boy, Inc.	29,250	940,095
M/I Homes, Inc. (A)	4,300	526,535
PulteGroup, Inc.	4,075	479,261
Sonos, Inc. (A)	72,300	968,820
		4,234,336
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	18,400	1,356,080
Industrial REITs - 0.3%
LXP Industrial Trust	32,500	1,503,450
Insurance - 3.3%
Everest Group Ltd.	6,150	2,010,127
Fidelity National Financial, Inc.	105,607	4,898,053
Markel Group, Inc. (A)	3,278	6,274,321
Old Republic International Corp.	44,750	1,785,525
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Selective Insurance Group, Inc.	16,825	$ 1,268,437
United Fire Group, Inc.	33,650	1,247,069
		17,483,532
Interactive Media & Services - 2.1%
IAC, Inc. (A)	157,564	6,307,287
Match Group, Inc.	157,900	4,849,109
		11,156,396
IT Services - 1.4%
ASGN, Inc. (A)	24,400	944,524
Cognizant Technology Solutions Corp., Class A	102,100	6,263,835
		7,208,359
Leisure Products - 0.5%
BRP, Inc.	13,000	933,530
MasterCraft Boat Holdings, Inc. (A)	53,350	1,094,209
Polaris, Inc.	10,350	564,075
		2,591,814
Life Sciences Tools & Services - 1.9%
Azenta, Inc. (A)	26,750	565,227
Bio-Rad Laboratories, Inc., Class A (A)(B)	12,660	3,528,975
IQVIA Holdings, Inc. (A)	33,600	5,730,144
Maravai LifeSciences Holdings, Inc., Class A (A)	75,850	214,656
		10,039,002
Machinery - 1.5%
Columbus McKinnon Corp.	5,250	76,283
Douglas Dynamics, Inc.	13,750	578,737
Flowserve Corp.	9,200	676,292
Gencor Industries, Inc. (A)	36,600	549,000
Miller Industries, Inc.	19,200	874,560
Mueller Industries, Inc.	40,225	4,456,930
Oshkosh Corp.	5,575	820,696
		8,032,498
Media - 3.9%
Charter Communications, Inc., Class A (A)	27,000	5,828,760
News Corp., Class A	182,600	4,552,218
Omnicom Group, Inc.	61,100	4,601,441
Perion Network Ltd. (A)(B)	29,000	289,710
Sirius XM Holdings, Inc. (B)	236,023	5,447,411
		20,719,540
Metals & Mining - 1.1%
Century Aluminum Co. (A)	2,300	134,987
Commercial Metals Co.	53,600	3,292,648
Kaiser Aluminum Corp.	12,000	1,446,120
Metallus, Inc. (A)	67,600	1,104,584
		5,978,339
Multi-Utilities - 2.1%
Dominion Energy, Inc.	117,500	7,263,850
Northwestern Energy Group, Inc.	60,500	3,989,370
		11,253,220
	Shares	Value
COMMON STOCKS (continued)
Office REITs - 0.1%
Piedmont Realty Trust, Inc., Class A (A)	74,300	$ 488,151
Oil, Gas & Consumable Fuels - 5.0%
Delek U.S. Holdings, Inc.	34,350	1,548,155
Expand Energy Corp.	47,800	5,247,484
Gulfport Energy Corp. (A)	5,500	1,163,635
HF Sinclair Corp.	74,100	4,623,099
Magnolia Oil & Gas Corp., Class A	150,450	4,749,706
Occidental Petroleum Corp.	51,000	3,315,000
Ovintiv, Inc.	39,400	2,338,784
REX American Resources Corp. (A)	61,250	2,791,162
Teekay Tankers Ltd., Class A	10,425	764,361
		26,541,386
Pharmaceuticals - 3.5%
Amphastar Pharmaceuticals, Inc. (A)	23,700	464,283
Innoviva, Inc. (A)	98,250	2,289,225
Jazz Pharmaceuticals PLC (A)	33,550	6,342,627
Perrigo Co. PLC	397,300	4,267,002
Supernus Pharmaceuticals, Inc. (A)	16,200	837,378
Viatris, Inc.	306,400	4,139,464
		18,339,979
Professional Services - 3.4%
Amentum Holdings, Inc. (A)	145,296	3,789,320
Clarivate PLC (A)(B)	1,257,300	3,180,969
FTI Consulting, Inc. (A)	2,325	410,990
ICF International, Inc.	10,825	706,764
KBR, Inc.	40,850	1,505,731
Leidos Holdings, Inc.	7,875	1,224,720
Science Applications International Corp.	7,350	697,662
SS&C Technologies Holdings, Inc.	94,300	6,371,851
		17,888,007
Real Estate Management & Development - 0.8%
CoStar Group, Inc. (A)	76,400	3,081,976
Newmark Group, Inc., Class A	76,850	1,151,982
		4,233,958
Residential REITs - 0.2%
Centerspace (B)	16,900	970,905
Retail REITs - 0.5%
Agree Realty Corp.	19,050	1,435,989
Kite Realty Group Trust	49,100	1,205,405
		2,641,394
Semiconductors & Semiconductor Equipment - 3.1%
Cohu, Inc. (A)	67,000	2,051,540
Kulicke & Soffa Industries, Inc.	11,600	762,352
MKS, Inc.	12,675	2,912,842
Onto Innovation, Inc. (A)	8,725	1,789,236
Silicon Motion Technology Corp., ADR	26,450	2,970,070
Tower Semiconductor Ltd. (A)	27,875	4,891,505
Universal Display Corp.	8,850	811,191
		16,188,736
Software - 1.2%
Adeia, Inc.	131,350	3,156,340
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Progress Software Corp. (A)	48,200	$ 1,236,330
Qualys, Inc. (A)	4,775	419,484
Roper Technologies, Inc.	4,700	1,663,142
		6,475,296
Specialized REITs - 2.5%
Crown Castle, Inc.	88,600	7,204,066
Gaming & Leisure Properties, Inc.	130,252	5,779,281
		12,983,347
Specialty Retail - 2.1%
Abercrombie & Fitch Co., Class A (A)	17,875	1,633,239
Academy Sports & Outdoors, Inc.	14,100	795,945
American Eagle Outfitters, Inc.	50,350	840,845
Lithia Motors, Inc.	15,900	3,970,548
Urban Outfitters, Inc. (A)	35,300	2,236,255
Williams-Sonoma, Inc.	8,600	1,568,038
		11,044,870
Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	181,800	3,492,378
Textiles, Apparel & Luxury Goods - 0.5%
Steven Madden Ltd.	23,400	793,728
Tapestry, Inc.	12,775	1,802,680
		2,596,408
Total Common Stocks (Cost $447,128,146)		512,314,931
	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (C)	1,258,628	$ 1,258,628
Total Other Investment Company (Cost $1,258,628)		1,258,628

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp., 1.35% (C), dated 03/31/2026, to be repurchased at $14,463,212 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $14,751,963.	$ 14,462,670	14,462,670
Total Repurchase Agreement (Cost $14,462,670)		14,462,670
Total Investments (Cost $462,849,444)		528,036,229
Net Other Assets (Liabilities) - 0.0%*		194,971
Net Assets - 100.0%		$ 528,231,200
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$512,314,931	$—	$—	$512,314,931
Other Investment Company	1,258,628	—	—	1,258,628
Repurchase Agreement	—	14,462,670	—	14,462,670
Total Investments	$513,573,559	$14,462,670	$—	$528,036,229
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $14,988,166, collateralized by cash collateral of $1,258,628 and non-cash collateral, such as U.S. government securities of $14,151,957. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2026.
(D)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Small/Mid Cap Value VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust